OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Long-term Liabilities
Schedule of lease obligation

		December 31, 2022	December 31, 2021
		$	$
Lease obligation	(a)	1,883	116
Vehicles		69	110
Less: Current portion		(449)	(134)
		1,503	92

Schedule of long term lease liabilities

December 31, 2022
$
Undiscounted minimum lease payments:
Less than one year	485
One to two years	467
Two to three years	476
Three to six years	622
2,050
Effect of discounting	(167)
Present value of minimum lease payments – total lease liability	1,883
Less: Current portion	(418)
Long-term lease liabilities	1,465